EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Authorized and subscribed shares (Details) - shares	Mar. 20, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Authorized shares (in shares)		120,000,000,000	120,000,000,000
Subscribed fully paid shares (in shares)		23,743,475,754	22,281,017,159
Total outstanding shares (in shares)	23,743,475,754	23,743,475,754	23,743,475,754	22,281,017,159	22,281,017,159